Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Jun. 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jul. 03, 2012